Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
	2022		2021
	Number	$m	Number	$m
At 1 Jan	20,631,520,439	10,316	20,693,621,100	10,347
Shares issued under HSBC employee share plans	10,226,221	5	58,266,053	29
Shares issued in lieu of dividends	—	—	—	—
Less: Shares repurchased and cancelled	348,139,250	174	120,366,714	60
At 31 Dec[1]	20,293,607,410	10,147	20,631,520,439	10,316

HSBC Holdings share premium
	2022	2021
	$m	$m
At 31 Dec	14,664	14,602

Total called up share capital and share premium
	2022	2021
	$m	$m
At 31 Dec	24,811	24,918
1    All HSBC Holdings ordinary shares in issue, excluding 325,273,407 shares held in treasury, confer identical rights, including in respect of capital, dividends and voting.

Disclosure of other equity instruments

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
		First call date	2022	2021
			$m	$m
$2,250m	6.375% perpetual subordinated contingent convertible securities	Sep 2024	2,250	2,250
$2,450m	6.375% perpetual subordinated contingent convertible securities	Mar 2025	2,450	2,450
$3,000m	6.000% perpetual subordinated contingent convertible securities	May 2027	3,000	3,000
$2,350m	6.250% perpetual subordinated contingent convertible securities[1]	Mar 2023	2,350	2,350
$1,800m	6.500% perpetual subordinated contingent convertible securities	Mar 2028	1,800	1,800
$1,500m	4.600% perpetual subordinated contingent convertible securities[2]	Dec 2030	1,500	1,500
$1,000m	4.000% perpetual subordinated contingent convertible securities[3]	Mar 2026	1,000	1,000
$1,000m	4.700% perpetual subordinated contingent convertible securities[4]	Mar 2031	1,000	1,000
€1,500m	5.250% perpetual subordinated contingent convertible securities[5]	Sep 2022	—	1,945
€1,000m	6.000% perpetual subordinated contingent convertible securities	Sep 2023	1,123	1,123
€1,250m	4.750% perpetual subordinated contingent convertible securities	Jul 2029	1,422	1,422
£1,000	5.875% perpetual subordinated contingent convertible securities	Sep 2026	1,301	1,301
SGD1,000m	4.700% perpetual subordinated contingent convertible securities[6]	Jun 2022	—	723
SGD750m	5.000% perpetual subordinated contingent convertible securities	Sep 2023	550	550
At 31 Dec			19,746	22,414
1 This security was called by HSBC Holdings on 30 January 2023 and is expected to be redeemed and cancelled on 23 March 2023.
2 This security was issued by HSBC Holdings on 17 December 2020. The first call date is six calendar months prior to the reset date of 17 June 2031.
3 This security was issued by HSBC Holdings on 9 March 2021. The first call date is six calendar months prior to the reset date of 9 September 2026.
4 This security was issued by HSBC Holdings on 9 March 2021. The first call date is six calendar months prior to the reset date of 9 September 2031.
5    This security was called by HSBC Holdings on 9 August 2022 and was redeemed and cancelled on 16 September 2022.
6 This security was called by HSBC Holdings on 4 May 2022 and was redeemed and cancelled on 8 June 2022.
Disclosure of range of exercise prices of outstanding share options

Aggregate options outstanding under these plans
31 Dec 2022			31 Dec 2021
Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price
115,650,723	2021 to 2028	£2.6270–£5.9640	123,196,850	2020 to 2027	£2.6270–5.9640